Financial Instruments (Details) - Schedule of exposure to foreign currency risk ₪ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 ILS (₪)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Financial Instruments (Details) - Schedule of exposure to foreign currency risk [Line Items]
Cash	$ 5,469,000
Restricted cash	10,995,000
Trade receivables	2,737,000
Due from director	214,000
Bank loan	(437,000)
Accounts payable and accrued liabilities	(2,622,000)
Convertible debentures	(6,160,769)			$ (1,047,661)
Long term debt	(108,000)
Total	10,087,000
Impact of 10% fluctuation in Exchange Rate	1,008,000
USD [Member]
Financial Instruments (Details) - Schedule of exposure to foreign currency risk [Line Items]
Cash	5,236,000
Restricted cash	0
Trade receivables	1,266,000
Due from director	214,000
Bank loan
Accounts payable and accrued liabilities	(1,176,000)
Long term debt
Total	5,540,000
Impact of 10% fluctuation in Exchange Rate	$ 554,000
New Israel Sshekel (“NIS”) [Member]
Financial Instruments (Details) - Schedule of exposure to foreign currency risk [Line Items]
Cash | ₪			₪ 36
Restricted cash | ₪			10,995
Trade receivables | ₪			1,246
Due from director | ₪
Bank loan | ₪			(65)
Accounts payable and accrued liabilities | ₪			(1,087)
Long term debt | ₪
Total | ₪			11,125
Impact of 10% fluctuation in Exchange Rate | ₪			₪ 1,113
CAD [Member]
Financial Instruments (Details) - Schedule of exposure to foreign currency risk [Line Items]
Cash		$ 197
Restricted cash		0
Trade receivables		225
Due from director
Bank loan		(372)
Accounts payable and accrued liabilities		(359)
Convertible debentures		(6,161)
Long term debt		(108)
Total		(6,578)
Impact of 10% fluctuation in Exchange Rate		$ (658)